N-4	May 08, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	May 08, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.30%[1]	0.40%[1]
2. Investment Options (Fund fees and expenses)	0.28%[2]	2.21%[2]
3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.95%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $642.66	Highest Annual Cost: $4,968.09

[1] As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and
Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

[2] As a percentage of Fund net assets.

3 As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily
Variable Account Value (depending on the optional death benefit selected).

Ongoing Fees and Expenses [Table Text Block]
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	0.30%[1]	0.40%[1]
2. Investment Options (Fund fees and expenses)	0.28%[2]	2.21%[2]
3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.95%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $642.66	Highest Annual Cost: $4,968.09

[1] As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and
Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

[2] As a percentage of Fund net assets.

3 As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily
Variable Account Value (depending on the optional death benefit selected).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.40%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and
Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016,
	your Administrative Fee annual rate is 0.25%.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.21%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	1.95%	[3]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily Variable Account Value (depending on the optional death benefit selected).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $642.66Highest Annual Cost: $4,968.09
Lowest Annual Cost [Dollars]	$ 642.66
Highest Annual Cost [Dollars]	$ 4,968.09
Item 4. Fee Table [Text Block]

Effective May 1, 2024, the Minimum and Maximum operating expense under Annual Fund Expenses and associated Examples will be deleted and replaced with the following:

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.28%	2.21%

Examples

●	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$9,091	$27,496	$46,145	$93,383

Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses
	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.28%	2.21%

Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	2.21%
Surrender Example [Table Text Block]	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$9,091	$27,496	$46,145	$93,383

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,091
Surrender Expense, 3 Years, Maximum [Dollars]	27,496
Surrender Expense, 5 Years, Maximum [Dollars]	46,145
Surrender Expense, 10 Years, Maximum [Dollars]	$ 93,383
Annuitize Example [Table Text Block]	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$9,091	$27,496	$46,145	$93,383

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,091
Annuitized Expense, 3 Years, Maximum [Dollars]	27,496
Annuitized Expense, 5 Years, Maximum [Dollars]	46,145
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 93,383
No Surrender Example [Table Text Block]	If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:
1 Year	3 Years	5 Years	10 Years
$9,091	$27,496	$46,145	$93,383

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,091
No Surrender Expense, 3 Years, Maximum [Dollars]	27,496
No Surrender Expense, 5 Years, Maximum [Dollars]	46,145
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 93,383

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and
Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.
[2]	As a percentage of Fund net assets.
[3]	As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily Variable Account Value (depending on the optional death benefit selected).